Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Current Assets [Abstract]
Schedule other current assets are comprised
	June 30, 2021 $	December 31, 2020 $
Deposits	56	68
Grant receivable	—	50
Salary deposit	66	51
Value added tax (“VAT”) receivable	472	166
Other	37	—
Net other current assets	631	335

	December 31,
	2020 $	2019 $
Deposits	68	60
Grant receivable	50	315
Salary deposit	51	24
Value added tax (“VAT”) receivable	166	406
Employee receivables	—	14
Sales taxes recoverable	—	2
	335	821